UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

 		TAX-FREE FUND OF COLORADO
		Semi-Annual Report June 30, 2003

[Logo of the Aquila Group of Funds: an eagle's head]

   						AQUILA(SM)
					    GROUP OF FUNDS

                           SERVING COLORADO INVESTORS
                                FOR OVER 15 YEARS



                                  TAX-FREE FUND
                                   OF COLORADO
                                   -----------

               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                               SEMI-ANNUAL REPORT

                            TAX-FREE FUND OF COLORADO
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                                                RATING
    FACE                                                                        MOODY'S/
   AMOUNT       GENERAL OBLIGATION BONDS (36.2%)                                  S&P             VALUE
------------    -------------------------------------------------------------   --------      -------------
                CITY & COUNTY (2.3%)
                -------------------------------------------------------------
                Denver Colorado City & County Excise Tax Revenue
$  2,260,000       5.00%, 09/01/12 FSA Insured ..............................    Aaa/AAA      $   2,536,850
   1,000,000       5.00%, 09/01/11 FSA Insured ..............................    Aaa/AAA          1,133,750
                Denver Colorado City and County Art Museum
   2,000,000       5.00%, 08/01/15 ..........................................    Aa1/AA+          2,217,500
                                                                                              -------------
                                                                                                  5,888,100
                                                                                              -------------

                METROPOLITAN DISTRICT (6.9%)
                -------------------------------------------------------------
                Castle Pines Metropolitan District
   1,060,000       5.50%, 12/01/07 FSA Insured ..............................    Aaa/AAA          1,216,350
                Foothills Park & Recreational District
   1,310,000       5.00%, 12/01/12 FSA Insured ..............................    Aaa/NR           1,485,213
   1,325,000       5.00%, 12/01/13 FSA Insured ..............................    Aaa/NR           1,488,969
   1,850,000       5.00%, 12/01/17 MBIA Insured .............................    Aaa/NR           2,021,125
                Highlands Ranch Metropolitan District #1, Refunding
   1,530,000       6.25%, 09/01/06 MBIA Insured .............................    Aaa/AAA          1,541,919
   1,000,000       5.75%, 09/01/08 AMBAC Insured ............................    Aaa/AAA          1,167,500
   1,730,000       5.75%, 09/01/09 AMBAC Insured ............................    Aaa/AAA          2,047,888
                Highlands Ranch Metropolitan District #4
   1,000,000       5.80%, 12/01/07 LOC: Swiss Bank, Pre-Refunded ............    NR/NR**          1,116,250
                Interstate South Metropolitan District
   2,165,000       5.75%, 12/01/09 LOC: US Bank .............................    NR/AA-           2,300,313
                South Suburban Park & Recreational District
   1,365,000       5.125%, 12/15/09 FGIC Insured ............................    Aaa/AAA          1,545,863
                Westglenn Metropolitan District Colorado
   1,000,000       6.25%, 12/01/08 Pre-Refunded .............................     NR/A+           1,048,430
                Westglenn Metropolitan District Colorado Jefferson
                   County Refunding
     660,000       5.65%, 12/01/04 ETM ......................................     NR/A+             674,421
                                                                                              -------------
                                                                                                 17,654,241
                                                                                              -------------

                SCHOOL DISTRICTS (27.0%)
                -------------------------------------------------------------
                Adams & Arapahoe County School District 28J
   4,000,000       5.00%, 12/01/16 FSA Insured ..............................    Aaa/AAA          4,440,000
                Adams County School District #12
   1,255,000       5.625%, 12/15/08 FGIC Insured ............................    Aaa/AAA          1,465,212
   2,000,000       5.00%, 12/15/12 MBIA Insured .............................    Aaa/AAA          2,267,500
                Adams County School District #14
   1,275,000       5.75%, 12/01/08 FSA Insured ..............................    Aaa/AAA          1,493,344
                Arapahoe County Cherry Creek School District #5
$  1,000,000       5.50%, 12/15/08 ..........................................    Aa1/AA       $   1,166,250
   2,760,000       5.50%, 12/15/11 ..........................................    Aa1/AA           3,163,650
   2,750,000       5.50%, 12/15/12 ..........................................    Aa1/AA           3,145,312
                Boulder Valley Colorado School District
   1,215,000       5.50%, 12/01/08 FGIC Insured .............................    Aaa/AAA          1,391,175
                Clear Creek Colorado School District
   1,000,000       5.00%, 12/01/16 FSA Insured ..............................    Aaa/AAA          1,101,250
                Denver City & County School District #1
   1,000,000       5.60%, 06/01/08 ..........................................    Aa3/AA-          1,155,000
                Douglas & Elbert Counties School District # Re-1,
                   Series 1992
   1,000,000       5.00%, 12/15/10 FGIC Insured .............................    Aaa/AAA          1,128,750
   2,000,000       5.25%, 12/15/11 FGIC Insured .............................    Aaa/AAA          2,257,500
                El Paso County Colorado School District #2 Harrison
   1,000,000       5.00%, 12/01/15, MBIA Insured ............................    Aaa/NR           1,115,000
                El Paso County School District #11
   1,330,000       6.25%, 12/01/08 ..........................................    Aa3/AA-          1,600,988
                El Paso County School District #20
   1,000,000       6.15%, 12/15/08 MBIA Insured .............................    Aaa/AAA          1,196,250
   1,500,000       5.00%, 12/15/14 FGIC Insured .............................    Aaa/NR           1,689,375
                El Paso County School District #38
   1,110,000       5.70%, 12/01/12 ..........................................    Aa3/NR           1,329,225
                El Paso County School District #49
   1,500,000       5.50%, 12/01/13 FSA Insured ..............................    Aaa/AAA          1,794,375
   1,000,000       5.25%, 12/01/14 FGIC Insured .............................    Aaa/AAA          1,142,500
   1,795,000       5.00%, 12/01/15 FSA Insured ..............................    Aaa/AAA          2,019,375
                Garfield County Colorado School District
   1,250,000       5.00%, 12/01/17 FSA Insured ..............................    Aaa/NR           1,365,625
                Jefferson County School District # R-1
   3,000,000       5.50%, 12/15/09 FGIC Insured .............................    Aaa/AAA          3,536,250
   2,340,000       5.25%, 12/15/11 FGIC Insured .............................    Aaa/AAA          2,644,200
   1,000,000       5.50%, 12/15/13 FGIC Insured .............................    Aaa/AAA          1,178,750
   2,500,000       4.00%, 12/15/14 FSA Insured ..............................    Aaa/AAA          2,637,500
                La Plata County Colorado School District #9
   1,500,000       5.00%, 11/01/18 MBIA Insured .............................    Aaa/NR           1,623,750
                Larimer County School District
$  2,100,000       5.25%, 12/15/11 ..........................................    Aa3/AA-      $   2,344,125
                Larimer Weld and Boulder County Thompson S.D.
   2,000,000       5.90%, 12/15/05 ..........................................    A1/AA-           2,135,000
                Mesa County School District #51
   1,065,000       6.00%, 12/01/06 MBIA Insured .............................    Aaa/AAA          1,218,094
   1,000,000       5.20%, 12/01/09 MBIA Insured .............................    Aaa/AAA          1,126,250
                Pueblo County Colorado School District # 70
   1,040,000       5.50%, 12/01/09 AMBAC Insured ............................    Aaa/AAA          1,188,200
   1,000,000       5.00%, 12/01/15 FGIC Insured .............................    Aaa/AAA          1,105,000
   3,440,000       5.00%, 12/01/16 FGIC Insured .............................    Aaa/AAA          3,758,200
                Weld & Adams County School District 3J
   1,000,000       5.50%, 12/15/10 AMBAC Insured, Pre-Refunded ..............    Aaa/AAA          1,181,250
                Weld County Colorado School District # 2
   1,315,000       5.00%, 12/01/15 FSA Insured ..............................    Aaa/AAA          1,466,225
                Weld County Colorado School District # 6
   1,195,000       5.00%, 12/01/15 FSA Insured ..............................    Aaa/AAA          1,320,475
                Weld County Colorado School District # 8
   1,115,000       5.00%, 12/01/15 FSA Insured ..............................    Aaa/AAA          1,243,225
   1,385,000       5.25%, 12/01/17 FSA Insured ..............................    Aaa/AAA          1,556,394
                                                                                              -------------
                                                                                                 68,690,544
                                                                                              -------------
                      Total General Obligation Bonds ........................                    92,232,885
                                                                                              -------------

                REVENUE BONDS (63.8%)
                -------------------------------------------------------------

                ELECTRIC (2.3%)
                -------------------------------------------------------------
                Colorado Springs Utilities Revenue
   1,660,000       5.00%, 11/15/17 ..........................................    Aa2/AA           1,815,625
                Moffat County Colorado Pollution Control
   2,125,000       5.625%, 11/01/06 AMBAC Insured ...........................    Aaa/AAA          2,398,594
                Platte River Power Authority
   1,500,000       6.00%, 06/01/07 MBIA Insured .............................    Aaa/AAA          1,728,750
                                                                                              -------------
                                                                                                  5,942,969
                                                                                              -------------
                HIGHER EDUCATION (10.1%)
                -------------------------------------------------------------
                Boulder County Colorado UCAR Revenue
   1,760,000       5.00%, 09/01/16 MBIA Insured .............................    Aaa/AAA          1,933,800
                City of Aurora Colorado Educational Development
                   Refunding Bonds Series 1994
$  1,580,000       6.00%, 10/15/07 ..........................................    NR/BBB       $   1,662,950
                Colorado Educational & Cultural Facility Authority
   2,110,000       5.00%, 07/01/17 AMBAC Insured ............................    Aaa/AAA          2,297,262
                Colorado Educational & Cultural Facility Authority
                   Johnson & Wales
     860,000       5.00%, 04/01/18 XLCI Insured .............................    Aaa/AAA            915,900
                Colorado Educational and Cultural Facilities Authorities
   1,865,000       5.375%, 07/01/18 AMBAC Insured ...........................    Aaa/AAA          2,102,787
                Colorado Post Secondary Educational Facility
   1,170,000       5.50%, 03/01/08 MBIA Insured .............................    Aaa/AAA          1,336,725
                Colorado Post Secondary Educational Facility
                   Authority Refunding Series 93
   1,000,000       5.95%, 03/01/09 AMBAC Insured ............................    A2/AAA           1,013,410
                Colorado State Board of Agriculture Revenue,
                   University of Southern Colorado Auxiliary Facility
   1,000,000       6.25%, 08/01/07 AMBAC Insured ............................    Aaa/AAA          1,003,370
                Colorado State University System
   1,530,000       5.00%, 03/01/17 AMBAC Insured ............................    Aaa/NR           1,675,350
                University of Colorado Enterprise System
   1,000,000       5.00%, 06/01/11 ..........................................    Aa3/AA-          1,140,000
   2,325,000       5.00%, 06/01/15 AMBAC Insured ............................    Aaa/AAA          2,580,750
   1,735,000       5.00%, 06/01/16 ..........................................    Aa3/AA-          1,915,006
   1,000,000       5.25%, 06/01/17 FGIC Insured .............................    Aaa/AAA          1,125,000
                University of Northern Colorado Auxiliary Facilities
   1,500,000       5.75%, 06/01/07 MBIA Insured, Pre-Refunded ...............    Aaa/AAA          1,581,435
   1,745,000       5.75%, 06/01/08 MBIA Insured .............................    Aaa/AAA          2,013,294
   1,390,000       5.00%, 06/01/15 AMBAC Insured ............................    Aaa/AAA          1,527,262
                                                                                              -------------
                                                                                                 25,824,301
                                                                                              -------------
                HOSPITAL (5.2%)
                -------------------------------------------------------------
                Colorado Health Facility Authority Hospital
                   Revenue, Catholic Health
                   1,000,000       5.375%, 12/01/09 .........................    Aa2/AA           1,108,750
                Colorado Health Facility Authority Hospital
                   Revenue North Colorado Medical Center
   2,030,000       5.60%, 05/15/05 MBIA Insured .............................    Aaa/AAA          2,078,212
                Colorado Health Facilities Authority Revenue,
                   Refunding (Boulder Community Hospital)
$  1,410,000       5.65%, 10/01/06 MBIA Insured .............................    Aaa/AAA      $   1,506,937
                Colorado Health Facility Authority Hospital
                   Revenue, Sisters of Charity-Leavenworth
   1,000,000       5.50%, 12/01/08 MBIA Insured .............................    Aaa/AAA          1,148,750
   1,500,000       5.25%, 12/01/10 MBIA Insured .............................    Aaa/AAA          1,676,250
                Colorado Health Facility Authority Sisters of
                   Charity Health Care
   1,000,000       6.25%, 05/15/09 AMBAC Insured, ETM .......................    Aaa/AAA          1,196,250
                Colorado Health Facility Community Provider
                   Pooled Loan Revenue
     313,000       7.20%, 07/15/05 FSA Insured ..............................    Aaa/AAA            314,042
                Colorado Springs Hospital Revenue
   1,460,000       5.50%, 12/15/06 MBIA Insured .............................    Aaa/AAA          1,620,600
                Poudre Valley Hospital District, Refunding
   1,000,000       5.375%, 11/15/07 .........................................     Aa/NR           1,012,120
                University Colorado Hospital Authority
                   Hospital Revenue
   1,475,000       5.50%, 11/15/07 AMBAC Insured ............................    Aaa/NR           1,685,187
                                                                                              -------------
                                                                                                 13,347,098
                                                                                              -------------
                HOUSING (3.7%)
                -------------------------------------------------------------
                Adams County Colorado Multi-Family Housing
                   Revenue, Brittany Station Series A
   1,600,000       5.40%, 09/01/25 FNMA Insured .............................    NR/AAA           1,704,000
                Colorado Housing Finance Authority
     960,000       5.00%, 08/01/13 Series 2001 ..............................     A1/A+           1,002,000
   1,850,000       6.05%, 10/01/16 Series 1999A3 ............................    Aa2/AA+          1,944,812
      60,000       6.125%, 11/01/23 Series 1998D3 ...........................    Aa2/NR              64,950
                Colorado Housing Finance Authority, SFM
      20,000       6.00%, 12/01/04 Series 1994C .............................    Aa2/NR              20,254
     445,000       5.625%, 06/01/10 Series 1995D ............................    Aa2/NR             449,049
     190,000       5.75%, 11/01/10 Series 1996A .............................    Aa2/A+             193,040
     185,000       6.25%, 12/01/12 Series 1994C .............................    Aa2/NR             185,590
                Colorado Housing Finance Authority, Single Family
                   Program 2000C3
$    375,000       5.70%, 10/01/22 ..........................................    Aa2/AA       $     398,437
                Colorado Housing Finance Authority, Single Family
                   Program Sub. 2000D
     610,000       5.40%, 10/01/12 ..........................................     A1/A+             643,550
                Denver Colorado Single Family Mortgage Revenue
     490,000       5.00%, 11/01/15 GNMA Insured .............................    NR/AAA             517,563
                Littleton Assisted Living Building Authority, Amity
                   Plaza Project Multi-Family Housing Revenue
                   Bond Series 1994
     640,000       6.10%, 03/01/06 ..........................................     NR/A+             658,400
                Snowmass Village Multi-Family Revenue Refunding
   1,500,000       6.30%, 12/15/08 FSA Insured ..............................    Aaa/AAA          1,533,750
                                                                                              -------------
                                                                                                  9,315,395
                                                                                              -------------
                LEASE (6.5%)
                -------------------------------------------------------------
                Aurora Colorado COP
   2,105,000       5.25%, 12/01/13 AMBAC Insured ............................    Aaa/AAA          2,381,281
                Broomfield Colorado COP
   2,500,000       5.10%, 12/01/12 AMBAC Insured ............................    Aaa/NR           2,815,625
                Denver Colorado City and County COP Roslyn Fire
   1,835,000       5.00%, 12/01/15 ..........................................    Aa2/AA           2,032,263
                El Paso County COP
   1,100,000       5.25%, 12/01/09 MBIA Insured .............................    Aaa/AAA          1,277,375
                El Paso County COP Pikes Peak Regional Dev. Auth.
   1,925,000       5.00%, 12/01/18 AMBAC Insured ............................    Aaa/AAA          2,091,031
                El Paso County Colorado COP Judicial Building
   1,760,000       5.00%, 12/01/16 AMBAC Insured ............................    Aaa/AAA          1,938,200
                Lakewood Colorado COP
   1,440,000       5.20%, 12/01/13 AMBAC Insured ............................    Aaa/AAA          1,621,800
                Northern Colorado Water Conservancy District
   1,000,000       5.00%, 10/01/15 MBIA Insured .............................    Aaa/AAA          1,113,750
                Westminster, Colorado COP
   1,055,000       5.35%, 09/01/11 MBIA Insured .............................    Aaa/AAA          1,200,063
                                                                                              -------------
                                                                                                 16,471,388
                                                                                              -------------

                SALES TAX (11.2%)
                -------------------------------------------------------------
                City of Boulder Colorado
$  1,045,000       5.25%, 08/15/10 AMBAC Insured ............................    Aaa/AAA      $   1,191,300
                Boulder Colorado Open Space Acquisition
   1,250,000       5.50%, 08/15/12 ..........................................    Aa1/AA+          1,435,937
                Boulder County Colorado Open Space Capital
                   Improvement
   3,065,000       5.00%, 07/15/16 MBIA Insured .............................    Aaa/AAA          3,367,669
                Boulder County Colorado Open Space & Use Tax
                   Revenue Bonds Series 1994
   1,740,000       5.75%, 12/15/04, FGIC Insured ............................    Aaa/AAA          1,855,275
                Boulder County Colorado Sales & Use Tax Open
                   Space Series A
   1,000,000       5.45%, 12/15/12 FGIC Insured .............................    Aaa/AAA          1,140,000
                Colorado Springs Colorado Sales & Use Tax
                   Revenue Service Sales
   1,320,000       5.00%, 12/01/12 ..........................................     A1/AA           1,453,650
                City & County of Denver Colorado Excise Tax Revenue
   2,000,000       5.375%, 09/01/10 FSA Insured .............................    Aaa/AAA          2,300,000
                Douglas County Colorado Sales & Use Tax Open
                   Space Revenue
   1,780,000       5.50%, 10/15/12 FSA Insured ..............................    Aaa/AAA          2,047,000
                Golden Colorado Sales & Use Tax
   1,265,000       5.00%, 12/01/12 AMBAC Insured ............................    Aaa/AAA          1,434,194
                Jefferson County Open Space Sales Tax
   1,245,000       5.00%, 11/01/11 FGIC Insured .............................    Aaa/AAA          1,385,063
   1,600,000       5.00%, 11/01/13 AMBAC Insured ............................    Aaa/AAA          1,796,000
   1,080,000       5.00%, 11/01/14 AMBAC Insured ............................    Aaa/AAA          1,202,850
                Lakewood Colorado Sales & Use Tax Revenue
   1,040,000       5.25%, 12/01/09 ..........................................     NR/AA           1,199,900
                Larimer County Colorado Sales Tax Revenue Bond
   1,000,000       5.50%, 12/15/12 AMBAC Insured ............................    Aaa/AAA          1,152,500
                Longmont Colorado Sales & Use Tax
   1,875,000       5.50%, 11/15/14 ..........................................     NR/AA           2,160,938
                Thornton Colorado Sales Tax
$  1,000,000       5.00%, 09/01/14 FSA Insured ..............................    Aaa/AAA      $   1,111,250
                Westminster Colorado Sales Tax Revenue
   1,175,000       5.50%, 12/01/07 FGIC Insured .............................    Aaa/AAA          1,348,313
   1,000,000       5.00%, 12/01/17 AMBAC Insured ............................    NR/AAA           1,092,500
                                                                                              -------------
                                                                                                 28,674,339
                                                                                              ------------
-
                TRANSPORTATION (5.2%)
                -------------------------------------------------------------
                Arapahoe County Colorado E-470 Vehicle
                   Registration Revenue Bonds
   1,000,000       5.45%, 08/31/07 MBIA Insured Pre-Refunded ................    Aaa/AAA          1,117,500
                Colorado Dept. of Transportation-Transportation
                   Revenue Anticipation Note
   1,000,000       6.00%, 06/15/13 AMBAC Insured, Pre-Refunded ..............    Aaa/AAA          1,208,750
                Colorado Department of Transportation Rev.
   1,565,000       5.00%, 06/15/15 MBIA Insured .............................    Aaa/AAA          1,791,925
                Northwest Pkwy. Pub. Hwy. Auth. Series A
   2,515,000       5.15%, 06/15/14 AMBAC Insured ............................    Aaa/AAA          2,854,525
                Regional Transportation District Colorado CTFS
   1,190,000       5.00%, 06/01/15 AMBAC Insured ............................    Aaa/AAA          1,316,438
   1,510,000       4.85%, 06/01/18 AMBAC Insured ............................    Aaa/AAA          1,613,813
                Regional Transportation District Sales Tax Revenue
   2,000,000       5.00%, 11/01/13 FGIC Insured .............................    Aaa/AAA          2,240,000
   1,000,000       5.00%, 11/01/16 FGIC Insured .............................    Aaa/AAA          1,087,500
                                                                                              -------------
                                                                                                 13,230,451
                                                                                              -------------

                WATER & SEWER (15.9%)
                -------------------------------------------------------------
                Boulder Colorado Water & Sewer Revenue
   1,000,000       5.40%, 12/01/14 ..........................................    Aa2/AA+          1,142,500
                Broomfield Colorado Water Activity Enterprise
   1,500,000       5.30%, 12/01/12 MBIA Insured .............................    Aaa/NR           1,721,250
   1,730,000       5.25%, 12/01/13 MBIA Insured .............................    Aaa/NR           1,970,037
   2,190,000       5.00%, 12/01/16 MBIA Insured .............................    Aaa/NR           2,411,737
   2,290,000       5.00%, 12/01/17 MBIA Insured .............................    Aaa/NR           2,501,825
                Broomfield Colorado Sewer and Waste Water Revenue
   1,985,000       5.00%, 12/01/15 AMBAC Insured ............................    Aaa/NR           2,208,312
   1,000,000       5.00%, 12/01/16 AMBAC Insured ............................    Aaa/NR           1,100,000
                Centennial Water & Sewer District
$  1,750,000       5.80%, 12/01/07 FSA Insured ..............................    Aaa/AAA      $   1,933,750
                Colorado Clean Water Revenue
   1,000,000       5.375%, 09/01/10 .........................................    Aaa/AAA          1,133,750
                Colorado Water Res. & Power Development Authority
     215,000       6.00%, 09/01/06 ..........................................    Aaa/AAA            217,455
   1,000,000       5.50%, 09/01/09 ..........................................    Aaa/AAA          1,145,000
   1,635,000       5.00%, 09/01/12 ..........................................    Aaa/AAA          1,857,769
   1,000,000       5.55%, 11/01/13 FGIC Insured .............................    Aaa/AAA          1,145,000
   1,160,000       4.00%, 09/01/15 ..........................................    Aaa/AAA          1,202,050
                Denver Colorado City and County Wastewater
   1,560,000       5.00%, 11/01/15 FGIC Insured .............................    Aaa/AAA          1,737,450
                Denver Colorado City & County Water Board
   2,570,000       4.75%, 12/01/17 FSA Insured ..............................    Aaa/AAA          2,765,962
   1,885,000       4.75%, 12/01/18 FSA Insured ..............................    Aaa/AAA          2,009,881
                Lafayette Colorado Water Revenue
   1,625,000       5.00%, 12/01/17 MBIA Insured .............................    Aaa/AAA          1,787,500
                Left Hand Water District, Series 1996
   1,530,000       5.75%, 11/15/08 MBIA Insured .............................    Aaa/AAA          1,717,425
                Metro Wastewater Reclamation District
   1,270,000       5.25%, 04/01/09 ..........................................    Aa2/AA           1,425,575
                Northglenn Colorado Water & Sewer
   1,010,000       5.75%, 12/01/06 FSA Insured ..............................    Aaa/AAA          1,147,613
                Pueblo Colorado Board Water Works
   1,000,000       5.50%, 11/01/10 FSA Insured ..............................    Aaa/AAA          1,177,500
                Thornton, Colorado, Refunding
   2,000,000       5.60%, 12/01/06 FSA Insured ..............................    Aaa/AAA          2,262,500
                Westminster Colorado Water & Wastewater
                   Utility Revenue
   1,000,000       5.70%, 12/01/04 AMBAC Insured ............................    Aaa/AAA          1,063,750
                Ute Water Conservancy District
   1,570,000       5.50, 6/15/12 MBIA Insured ...............................    Aaa/AAA          1,795,688
                                                                                              -------------
                                                                                                 40,581,279
                                                                                              -------------

                MISCELLANEOUS REVENUE (3.7%)
                -------------------------------------------------------------
                Denver Colorado City & County Helen Bonfils Project
$  2,275,000       5.875%, 12/01/09 .........................................    NR/AA-       $   2,596,344
                Denver Colorado Convention Center Hotel
   3,000,000       4.00%, 12/01/14 XLCI Insured .............................    Aaa/AAA          3,112,500
                South Suburban Park & Recreational District
   1,000,000       6.00%, 11/01/07 ..........................................    Baa3/NR          1,126,250
                Thornton, Colorado Development Authority
   1,230,000       5.75%, 12/01/06 MBIA Insured .............................    Aaa/AAA          1,397,587
                Westminster, Colorado Golf Course Activity
   1,000,000       5.40%, 12/01/13 Asset Guaranty Insured ...................     NR/AA           1,091,250
                                                                                              -------------
                                                                                                  9,323,931
                                                                                              -------------
                      Total Revenue Bonds ...................................                   162,711,151
                                                                                              -------------

                Total Investments (cost $234,675,116*) ......................    100.0%         254,944,036
                Other assets less liabilities ...............................      0.0              102,116
                                                                                 -----        -------------
                Net Assets ..................................................    100.0%       $ 255,046,152
                                                                                 =====        =============

                *     See note 4.

                ** Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                        PORTFOLIO ABBREVIATIONS:
                -----------------------------------------------
                AMBAC - American Municipal Bond Assurance Corp.
                COP   - Certificates of Participation
                ETM   - Escrowed to Maturity
                FGIC  - Financial Guaranty Insurance Co.
                FNMA  - Federal Housing Administration
                FSA   - Financial Security Assurance
                GNMA  - Government National Mortgage Association
                LOC   - Letter of Credit
                MBIA  - Municipal Bond Investors Assurance Corp.
                SFM   - Single Family Mortgage
                XLCI  - XL Capital Assurance Inc.

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

ASSETS
      Investments at value (cost $234,675,116) .................................................   $ 254,944,036
      Interest receivable ......................................................................       1,744,934
      Receivable for Fund shares sold ..........................................................         690,213
      Receivable for investment securities sold ................................................         197,427
      Other assets .............................................................................          10,525
                                                                                                   -------------
      Total assets .............................................................................     257,587,135
                                                                                                   -------------
LIABILITIES
      Cash overdraft ...........................................................................       1,943,879
      Payable for Fund shares redeemed .........................................................         173,375
      Dividends payable ........................................................................         242,606
      Management fee payable ...................................................................         104,887
      Distribution fees payable ................................................................          46,284
      Accrued expenses .........................................................................          29,952
                                                                                                   -------------
      Total liabilities ........................................................................       2,540,983
                                                                                                   -------------
NET ASSETS .....................................................................................   $ 255,046,152
                                                                                                   =============
      Net Assets consist of:
      Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .......   $     232,069
      Additional paid-in capital ...............................................................     234,730,283
      Net unrealized appreciation on investments (note 4) ......................................      20,268,920
      Accumulated net realized gain on investments .............................................          59,814
      Distributions in excess of net investment income .........................................        (244,934)
                                                                                                   -------------
                                                                                                   $ 255,046,152
                                                                                                   =============
CLASS A
      Net Assets ...............................................................................   $ 231,211,343
                                                                                                   =============
      Capital shares outstanding ...............................................................      21,037,571
                                                                                                   =============
      Net asset value and redemption price per share ...........................................   $       10.99
                                                                                                   =============
      Offering price per share (100/96 of $10.99 adjusted to nearest cent) .....................   $       11.45
                                                                                                   =============

CLASS C
      Net Assets ...............................................................................   $  14,199,668
                                                                                                   =============
      Capital shares outstanding ...............................................................       1,294,534
                                                                                                   =============
      Net asset value and offering price per share .............................................   $       10.97
                                                                                                   =============
      Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
           during the first 12 months after purchase) ..........................................   $       10.97*
                                                                                                   =============

CLASS I
      Net Assets ...............................................................................   $       5,118
                                                                                                   =============
      Capital shares outstanding ...............................................................             466
                                                                                                   =============
      Net asset value, offering and redemption price per share .................................   $       10.99
                                                                                                   =============

CLASS Y
      Net Assets ...............................................................................   $   9,630,023
                                                                                                   =============
      Capital shares outstanding ...............................................................         874,368
                                                                                                   =============
      Net asset value, offering and redemption price per share .................................   $       11.01
                                                                                                   =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:

      Interest income ............................................                  $ 5,487,428

Expenses:

      Management fee (note 3) ....................................   $   600,725
      Distribution and service fees (note 3) .....................       112,343
      Transfer and shareholder servicing agent fees ..............        60,925
      Trustees' fees and expenses (note 8) .......................        40,771
      Shareholders' reports and proxy statements .................        31,983
      Legal fees .................................................        27,966
      Auditing fees ..............................................        14,079
      Custodian fees .............................................        13,528
      Registration fees and dues .................................         8,040
      Miscellaneous ..............................................        23,820
                                                                     -----------
      Total expenses .............................................       934,180

      Expenses paid indirectly (note 6) ..........................        (5,803)
                                                                     -----------
      Net expenses ...............................................                      928,377
                                                                                    -----------
      Net investment income ......................................                    4,559,051

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ......        59,960
      Change in unrealized appreciation on investments ...........     4,073,893
                                                                     -----------

      Net realized and unrealized gain (loss) on investments .....                    4,133,853
                                                                                    -----------
      Net change in net assets resulting from operations .........                  $ 8,692,904
                                                                                    ===========

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                      JUNE 30, 2003        YEAR ENDED
                                                                       (UNAUDITED)      DECEMBER 31, 2002
                                                                     ----------------   -----------------
OPERATIONS:
    Net investment income .........................................   $   4,559,051       $   8,460,610
    Net realized gain (loss) from securities transactions .........          59,960             156,615
    Change in unrealized appreciation on investments ..............       4,073,893          10,045,867
                                                                      -------------       -------------
       Change in net assets from operations .......................       8,692,904          18,663,092
                                                                      -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income .........................................      (4,462,502)         (8,388,584)

    Class C Shares:
    Net investment income .........................................        (175,962)           (161,987)

    Class I Shares:
    Net investment income .........................................             (46)+                --

    Class Y Shares:
    Net investment income .........................................        (176,945)           (276,796)
                                                                      -------------       -------------
       Change in net assets from distributions ....................      (4,815,455)         (8,827,367)
                                                                      -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold .....................................      26,628,134          45,269,037
    Reinvested dividends and distributions ........................       2,848,472           5,281,641
    Cost of shares redeemed .......................................     (10,093,813)        (21,843,527)
                                                                      -------------       -------------
    Change in net assets from capital share transactions ..........      19,382,793          28,707,151
                                                                      -------------       -------------
       Change in net assets .......................................      23,260,242          38,542,876

NET ASSETS:
    Beginning of period ...........................................     231,785,910         193,243,034
                                                                      -------------       -------------
    End of period* ................................................   $ 255,046,152       $ 231,785,910
                                                                      =============       =============

    *  Includes undistributed (overdistributed) net investment
       income of:                                                     $    (244,934)      $      11,470
                                                                      =============       =============

----------
+     For the period April 2, 2003 to June 30, 2003.

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

      KPM Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a member of the nationally oriented Mutual of Omaha Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2003, service fees on Class A Shares amounted to $55,046 of which the Distributor retained $2,190.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2003, amounted to $42,971. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2003 amounted to $14,323. The total of these payments with respect to Class C Shares amounted to $57,294 of which the Distributor retained $6,015.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.25%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the period April 2, 2003 through June 30, 2003, these payments were made at the average annual rate of 0.40% of such net assets and amounted to $5 of which $3 related to the Plan and $2 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2003, total commissions on sales of Class AShares amounted to $442,872 of which the Distributor received $53,123.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2003, the Fund incurred $27,625 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2003, purchases of securities and proceeds from the sales of securities aggregated $28,159,962 and $5,995,885, respectively.

      At June 30, 2003, the aggregate tax cost for all securities was $234,661,499. At June 30, 2003 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $20,420,611 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $138,074 for a net unrealized appreciation of $20,282,537.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           SIX MONTHS ENDED
                                             JUNE 30, 2003                      YEAR ENDED
                                              (UNAUDITED)                    DECEMBER 31, 2002
                                     -----------------------------     ----------------------------
                                         SHARES          AMOUNT            SHARES         AMOUNT
                                         ------          ------            ------         ------

CLASS A SHARES:
    Proceeds from shares sold ....      1,666,093     $ 18,182,545        2,861,228    $ 30,423,801
    Reinvested distributions .....        250,499        2,726,261          486,558       5,156,250
    Cost of shares redeemed ......       (774,374)      (8,429,520)      (1,582,400)    (16,725,358)
                                     ------------     ------------     ------------    ------------
       Net change ................      1,142,218       12,479,286        1,765,386      18,854,693
                                     ------------     ------------     ------------    ------------

CLASS C SHARES:
    Proceeds from shares sold ....        497,386        5,406,367          696,460       7,376,485
    Reinvested distributions .....          9,973          108,462           10,218         108,404
    Cost of shares redeemed ......        (56,589)        (615,426)         (48,328)       (514,095)
                                     ------------     ------------     ------------    ------------
       Net change ................        450,770        4,899,403          658,350       6,970,794
                                     ------------     ------------     ------------    ------------

CLASS I SHARES:
    Proceeds from shares sold ....            463            5,000               --              --
    Reinvested distributions .....              3               31               --              --
    Cost of shares redeemed ......             --               --               --              --
                                     ------------     ------------     ------------    ------------
       Net change ................            466*           5,031*              --              --
                                     ------------     ------------     ------------    ------------

CLASS Y SHARES:
    Proceeds from shares sold ....        279,056        3,034,222          701,513       7,468,751
    Reinvested distributions .....          1,257           13,718            1,591          16,987
    Cost of shares redeemed ......        (96,254)      (1,048,867)        (430,013)     (4,604,074)
                                     ------------     ------------     ------------    ------------
       Net change ................        184,059        1,999,073          273,091       2,881,664
                                     ------------     ------------     ------------    ------------

Total transactions in Fund
shares ...........................      1,777,513     $ 19,382,793        2,696,827    $ 28,707,151
                                     ============     ============     ============    ============

*     For the period April 2, 2003 to June 30, 2003.

8. TRUSTEES' FEES AND EXPENSES

      During the prior fiscal year there were seven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $7,100 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. A meeting of the independent trustees is held prior to each quarterly Board Meeting for which each attendee is paid a fee of $100. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses the Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended December 31, 2002 such reimbursements averaged approximately $5,600 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A                                CLASS I
                                                 ------------------------------------------------------------------   -----------
                                                 SIX MONTHS                                                             PERIOD
                                                    ENDED                      YEAR ENDED DECEMBER 31,                   ENDED
                                                  06/30/03       --------------------------------------------------   06/30/03(1)
                                                 (UNAUDITED)      2002       2001       2000       1999       1998    (UNAUDITED)
                                                 -----------     ------     ------     ------     ------     ------   -----------
Net asset value, beginning of period ..........    $10.82        $10.32     $10.31      $9.98     $10.63     $10.62     $10.80
                                                   ------        ------     ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income+ .....................     0.21          0.43       0.45       0.46       0.46       0.47       0.21
   Net gain (loss) on securities (both
      realized and unrealized) ................     0.18          0.52       0.02       0.35      (0.55)      0.04       0.08
                                                   ------        ------     ------     ------     ------     ------     ------
   Total from investment operations ...........     0.39          0.95       0.47       0.81      (0.09)      0.51       0.29
                                                   ------        ------     ------     ------     ------     ------     ------
Less distributions (note 10):
   Dividends from net investment income .......    (0.22)        (0.45)     (0.46)     (0.48)     (0.48)     (0.46)     (0.10)
   Distributions from capital gains ...........      -             -          -           -       (0.08)     (0.04)       -
                                                   ------        ------     ------     ------     ------     ------     ------
Total distributions ...........................    (0.22)        (0.45)     (0.46)     (0.48)     (0.56)     (0.50)     (0.10)
                                                   ------        ------     ------     ------     ------     ------     ------
Net asset value, end of period ................    $10.99        $10.82     $10.32     $10.31      $9.98     $10.63     $10.99
                                                   ======        ======     ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ....    3.63%++        9.36%      4.64%      8.30%     (0.84)%     4.92%     2.68%++

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................   $231,211      $215,195   $187,022   $179,816   $190,698   $208,771      $5
   Ratio of expenses to average
     net assets ...............................    0.73%*         0.75%      0.76%      0.78%      0.76%      0.75%     1.01%*
   Ratio of net investment income to
     average net assets .......................    3.84%*         4.05%      4.27%      4.53%      4.41%      4.47%     3.39%*
   Portfolio turnover rate ....................    2.50%++        6.95%     14.56%     22.45%     13.08%     15.20%     2.50%++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
       net assets ...........................      0.73%*         0.74%      0.75%      0.77%      0.75%      0.73%     1.00%*

----------
(1)   For the period April 2, 2003 to June 30, 2003.
+     Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
*     Annualized.

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CLASS C
                                                        SIX MONTHS     --------------------------------------------------
                                                          ENDED                       YEAR ENDED DECEMBER 31,
                                                         06/30/03      --------------------------------------------------
                                                        (UNAUDITED)     2002       2001       2000       1999       1998
                                                        -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ..............      $10.80        $10.30     $10.29      $9.97     $10.61     $10.60
                                                         ------        ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income+ .........................       0.15          0.31       0.34       0.37       0.36       0.37
   Net gain (loss) on securities (both
      realized and unrealized) ....................       0.19          0.53       0.03       0.33      (0.54)      0.04
                                                         ------        ------     ------     ------     ------     ------
   Total from investment operations ...............       0.34          0.84       0.37       0.70      (0.18)      0.41
                                                         ------        ------     ------     ------     ------     ------
Less distributions (note 10):
   Dividends from net investment income ...........      (0.17)        (0.34)     (0.36)     (0.38)     (0.38)     (0.36)
   Distributions from capital gains ...............        -             -          -          -        (0.08)     (0.04)
                                                         ------        ------     ------     ------     ------     ------
   Total distributions ............................      (0.17)        (0.34)     (0.36)     (0.38)     (0.46)     (0.40)
                                                         ------        ------     ------     ------     ------     ------
Net asset value, end of period ....................      $10.97        $10.80     $10.30     $10.29      $9.97     $10.61
                                                         ======        ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ........      3.15%++        8.32%      3.64%      7.18%     (1.70)%     3.92%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......      $14,200       $9,109     $1,909      $897      $1,932     $1,328
   Ratio of expenses to average net assets ........      1.68%*         1.68%      1.69%      1.73%      1.70%      1.69%
   Ratio of net investment income to
      average net assets ..........................      2.85%*         2.99%      3.25%      3.60%      3.44%      3.50%
   Portfolio turnover rate ........................      2.50%++        6.95%     14.56%     22.45%     13.08%     15.20%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........      1.68%*         1.67%      1.68%      1.72%      1.69%      1.68%

                                                                                        CLASS Y
                                                        SIX MONTHS     --------------------------------------------------
                                                          ENDED                       YEAR ENDED DECEMBER 31,
                                                         06/30/03      --------------------------------------------------
                                                        (UNAUDITED)     2002       2001       2000       1999       1998
                                                        -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ..............      $10.84        $10.33     $10.33     $10.00     $10.65     $10.64
                                                         ------        ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income+ .........................       0.21          0.44       0.45       0.46       0.46       0.48
   Net gain (loss) on securities (both
     realized and unrealized) .....................       0.18          0.52       0.02       0.35      (0.54)      0.04
                                                         ------        ------     ------     ------     ------     ------
   Total from investment operations ...............       0.39          0.96       0.47       0.81      (0.08)      0.52
                                                         ------        ------     ------     ------     ------     ------
Less distributions (note 10):
   Dividends from net investment income ...........      (0.22)        (0.45)     (0.47)     (0.48)     (0.49)     (0.47)
   Distributions from capital gains ...............         -            -          -          -        (0.08)     (0.04)
                                                         ------        ------     ------     ------     ------     ------
   Total distributions ............................      (0.22)        (0.45)     (0.47)     (0.48)     (0.57)     (0.51)
                                                         ------        ------     ------     ------     ------     ------
Net asset value, end of period ....................      $11.01        $10.84     $10.33     $10.33     $10.00     $10.65
                                                         ======        ======     ======     ======     ======     ======
Total return (not reflecting sales charge) ........      3.65%++        9.50%      4.59%      8.36%     (0.79)%     4.97%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......      $9,630        $7,482     $4,312     $4,417     $5,416     $7,047
   Ratio of expenses to average net assets ........      0.68%*         0.69%      0.71%      0.73%      0.71%      0.69%
   Ratio of net investment income to
     average net assets ...........................      3.87%*         4.07%      4.32%      4.58%      4.45%      4.50%
   Portfolio turnover rate ........................      2.50%++        6.95%     14.56%     22.45%     13.08%     15.20%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........      0.68%*         0.69%      0.70%      0.72%      0.70%      0.68%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
*     Annualized.

                 See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund for Colorado (the "Fund") was held on June 23, 2003. The holders of shares representing 81% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                                Number of Votes:

           TRUSTEE                  FOR                  WITHHELD
           -------                  ---                  --------
           Lacy B. Herrmann         17,772,961           285,205
           Tucker Hart Adams        17,926,756           131,410
           Gary C. Cornia           17,938,723           119,443
           Diana P. Herrmann        17,765,429           292,738
           John C. Lucking          17,955,546           102,620
           Anne J. Mills            17,942,240           115,927
           J. William Weeks         17,931,408           126,758

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                Number of Votes:

           FOR                      AGAINST              ABSTAIN
           ---                      -------              -------
           17,833,204               78,047               146,914

MANAGER AND FOUNDER
    AQUILA MANAGEMENT CORPORATION
    380 Madison Avenue, Suite 2300
    New York, New York 10017

INVESTMENT SUB-ADVISER
    KPM INVESTMENT MANAGEMENT, INC.
    1600 Broadway, Suite 1100
    Denver, Colorado 80202

BOARD OF TRUSTEES
    Lacy B. Herrmann, Chairman
    Tucker Hart Adams
    Gary C. Cornia
    Diana P. Herrmann
    John C. Lucking
    Anne J. Mills
    J. William Weeks

OFFICERS
    Diana P. Herrmann, President
    James M. McCullough, Senior Vice President
    Emily T. Rae, Vice President
    Joseph P. DiMaggio, Chief Financial Officer
       and Treasurer
    Edward M.W. Hines, Secretary

DISTRIBUTOR
    AQUILA DISTRIBUTORS, INC.
    380 Madison Avenue, Suite 2300
    New York, New York 10017

CUSTODIAN
    BANK ONE TRUST COMPANY, N.A.
    1111 Polaris Parkway
    Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
    PFPC Inc.
    400 Bellevue Parkway
    Wilmington, Delaware 19809

INDEPENDENT AUDITORS
    KPMG LLP
    757 Third Avenue
    New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

JUNE 30, 2003

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                           AQUILA(SM) GROUP OF FUNDS



ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
September 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
September 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
September 8, 2003



TAX-FREE FUND OF COLORADO

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.